Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Diluted weighted average common stock outstanding	6,759,436	11,557,500	11,557,500	11,557,500
Diluted net income loss per common stock	$ (0.06)	$ 0.06	$ 0.05	$ 0.15
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share (Parentheticals) [Line Items]
Diluted weighted average common stock outstanding	2,875,000	2,875,000	2,875,000	2,875,000
Diluted net income loss per common stock	$ (0.06)	$ 0.06	$ 0.05	$ 0.15